Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000015080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,487	$ 11,702	$ 12,151	$ 12,804	$ 12,778	$ 14,151	$ 12,719	$ 13,629	$ 15,628	$ 16,956
C000015076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,520		9,958	11,089	11,490	12,064	12,026	13,288	11,928	12,747	14,580	15,778
C000015185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,579		10,186	10,605	10,542	11,520	12,140	12,811	11,498	11,810	13,114	13,881
C000151934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,670	11,153	11,123	12,196	12,904	13,663	12,303	12,683	14,114	15,005
C000015189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,660	11,134	11,093	12,151	12,844	13,588	12,219	12,582	14,006	14,863
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,597	10,649	10,537	11,609	12,360	12,350	10,928	10,797	11,585	11,949
Lipper Global High Yield Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Global High Yield Funds Classification Average
Bloomberg U S Corporate High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index
Accumulated Value	$ 10,000		$ 10,912	$ 11,853	$ 12,256	$ 13,060	$ 13,667	$ 15,052	$ 13,456	$ 14,423	$ 16,230	$ 17,571
Lipper Multi Sector Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Multi-Sector Income Funds Classification Average